Litigation, investigations and reviews (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	1 Months Ended					2 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	May 31, 2019 AUD ($)	Oct. 31, 2017 item	Dec. 31, 2016 action	Oct. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 GBP (£)	Mar. 31, 2020 GBP (£)	Jun. 30, 2020 USD ($) item action lawsuit	Jun. 30, 2020 EUR (€) item action lawsuit	Jun. 30, 2020 GBP (£) item action lawsuit	Dec. 31, 2015 GBP (£) company	Dec. 31, 2012 GBP (£)	Jun. 30, 2020 GBP (£) lawsuit	Jul. 10, 2017 item
UK 2008 rights issue shareholder litigation
Provisions utilised							£ 370.0	£ 379.0
Payment protection insurance
UK 2008 rights issue shareholder litigation
Provisions utilised							£ 204.0	£ 197.0
Investment advice review | Maximum
UK 2008 rights issue shareholder litigation
Total aggregate provisions														£ 6.0
Treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions										€ 322				293.0
Provisions utilised										277	£ 252.0
Internal review from treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions										164				£ 149.0
Provisions utilised										€ 134	£ 122.0
Foreign exchange related investigations
UK 2008 rights issue shareholder litigation
Settlement amount paid | €						€ 275
Residential mortgage-backed securities (RMBS) litigation in the US, issued by Nomura Holding America Inc and subsidiaries
Litigation, investigations and reviews
Final settlement amount | $									$ 1,000.0
UK 2008 rights issue shareholder litigation
Settlement amount paid | $									$ 55.3
London Interbank Offered Rate (LIBOR)
UK 2008 rights issue shareholder litigation
Number of non-class action | action			24
Number of non-class actions pending | action			7
Number of failed US banks | item															39
FX antitrust litigation
UK 2008 rights issue shareholder litigation
Maximum Total Transaction Value | $	$ 0.5
Swaps antitrust litigation
UK 2008 rights issue shareholder litigation
Number of swap execution facilities | item									3	3	3
Madoff
UK 2008 rights issue shareholder litigation
Number of class actions | action									2	2	2
Damages claimed | $				$ 21.8	$ 276.3
SMEs | FCA
UK 2008 rights issue shareholder litigation
Provisions utilised											£ 72.0
Tax dispute
UK 2008 rights issue shareholder litigation
Damages claimed												£ 71.4
Value-added-tax													£ 86.0
Penalty as a percentage of VAT													100.00%
Number of claimants | company												10
NatWest
UK 2008 rights issue shareholder litigation
Number of terrorist attacks claims dismissed | item		2
Number of terrorist attacks claimed | item		18
NatWest | France local authorities
UK 2008 rights issue shareholder litigation
Number of complaints filed | lawsuit									3	3	3
Number of claims appealed | lawsuit										1				1